BNY Mellon California AMT-Free Municipal Bond Fund, Inc.
SCHEDULE OF INVESTMENTS
August 31, 2025 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 2.4%
Collateralized Municipal-Backed Securities — 2.4%
California Housing Finance Agency, (Sustainable Bond) (Noble Towers Apartment) (Insured; Federal National Mortgage Association) Ser. N	2.35	12/1/2035	4,523,112	3,835,048
California Housing Finance Agency, Revenue Bonds, Ser. A	3.25	8/20/2036	4,701,224	4,416,057
California Housing Finance Agency, Revenue Bonds, Ser. A	4.25	1/15/2035	4,068,779	4,155,808
Total Bonds and Notes (cost $14,328,866)				12,406,913

Long-Term Municipal Investments — 97.8%
California — 95.2%
Alameda Corridor Transportation Authority, Revenue Bonds (Insured; Assured Guaranty Corp.) Ser. C	5.00	10/1/2052	2,500,000	2,519,484
Allan Hancock Joint Community College District, GO, Ser. C(a)	5.60	8/1/2047	11,375,000	7,967,256
Anaheim Community Facilities District, Special Tax Bonds, Refunding (Platinum Triangle)	4.00	9/1/2041	4,325,000	3,872,868
Anaheim Community Facilities District, Special Tax Bonds, Refunding (Platinum Triangle)	4.00	9/1/2046	1,690,000	1,435,460
Bay Area Toll Authority, Revenue Bonds, Ser. F1	5.00	4/1/2052	1,700,000	1,747,966
Burbank-Glendale-Pasadena Airport Authority, Revenue Bonds (Insured; Assured Guaranty Corp.) Ser. B	4.38	7/1/2049	1,500,000	1,343,264
California, GO(b)	4.00	11/1/2030	15,000	16,098
California, GO	4.00	11/1/2035	985,000	1,014,716
California, GO, Refunding	4.00	9/1/2043	3,500,000	3,315,521
California, GO, Refunding	4.00	10/1/2050	2,000,000	1,771,929
California, GO, Refunding (Insured; Assured Guaranty Corp.)	5.25	8/1/2032	5,000,000	5,723,458
California Community Choice Financing Authority, Revenue Bonds (Sustainable Bond) Ser. B1(c)	4.00	8/1/2031	11,500,000	11,555,194
California Community Choice Financing Authority, Revenue Bonds (Sustainable Bond) Ser. D(c)	5.50	11/1/2028	5,000,000	5,299,753
California Community Choice Financing Authority, Revenue Bonds (Sustainable Bond) (Clean Energy Project) Ser. B(c)	5.00	11/1/2035	3,000,000	3,210,557
California Community Choice Financing Authority, Revenue Bonds (Sustainable Bond) (Clean Energy Project) Ser. D(c)	5.00	7/1/2034	7,000,000	7,362,252
California Community Choice Financing Authority, Revenue Bonds (Sustainable Bond) (Clean Energy Project) Ser. E1(c)	5.00	3/1/2031	3,000,000	3,191,203
California Community Choice Financing Authority, Revenue Bonds (Sustainable Bond) (Clean Energy Project) Ser. D(c)	5.00	9/1/2032	7,015,000	7,556,891
California County Tobacco Securitization Agency, Revenue Bonds, Refunding (Kern County Tobacco Funding Corp.)	5.00	6/1/2034	3,440,000	3,413,304
California County Tobacco Securitization Agency, Revenue Bonds, Refunding (Los Angeles County Securitization Corp.) Ser. A	4.00	6/1/2049	4,250,000	3,498,288
California County Tobacco Securitization Agency, Revenue Bonds, Refunding (Sonoma County Securitization Corp.)	4.00	6/1/2049	2,250,000	1,874,104
California County Tobacco Securitization Agency, Revenue Bonds, Refunding (Sonoma County Securitization Corp.)	5.00	6/1/2049	290,000	279,819
California Educational Facilities Authority, Revenue Bonds, Refunding (Chapman University) Ser. A	5.00	4/1/2045	1,050,000	1,078,953
California Educational Facilities Authority, Revenue Bonds, Refunding (Loma Linda University) Ser. A	5.00	4/1/2036	3,845,000	3,891,370

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 97.8% (continued)
California — 95.2% (continued)
California Educational Facilities Authority, Revenue Bonds, Refunding (Loma Linda University) Ser. A	5.00	4/1/2037	1,500,000	1,515,154
California Health Facilities Financing Authority, Revenue Bonds (Adventist Health System/West Obligated Group) Ser. A	5.25	12/1/2043	1,000,000	1,000,057
California Health Facilities Financing Authority, Revenue Bonds (Adventist Health System/West Obligated Group) Ser. A	5.25	12/1/2044	3,380,000	3,338,831
California Health Facilities Financing Authority, Revenue Bonds (City of Hope Obligated Group)	4.00	11/15/2045	6,000,000	5,158,744
California Health Facilities Financing Authority, Revenue Bonds (CommonSpirit Health Obligated Group) Ser. A	5.00	12/1/2054	2,250,000	2,238,820
California Health Facilities Financing Authority, Revenue Bonds (Episcopal Communities & Services for Seniors Obligated Group) Ser. B	5.25	11/15/2053	1,000,000	985,642
California Health Facilities Financing Authority, Revenue Bonds, Refunding (Adventist Health System/West Obligated Group) Ser. A	4.00	3/1/2039	2,665,000	2,368,991
California Health Facilities Financing Authority, Revenue Bonds, Refunding (Children’s Hospital Los Angeles Obligated Group) Ser. A	5.00	8/15/2047	2,000,000	1,895,837
California Health Facilities Financing Authority, Revenue Bonds, Refunding (CommonSpirit Health Obligated Group) Ser. A	4.00	4/1/2044	1,000,000	892,660
California Health Facilities Financing Authority, Revenue Bonds, Refunding (CommonSpirit Health Obligated Group) Ser. A	4.00	4/1/2045	3,000,000	2,630,141
California Health Facilities Financing Authority, Revenue Bonds, Refunding (El Camino Healthcare) Ser. A	5.25	2/1/2048	2,000,000	2,077,407
California Health Facilities Financing Authority, Revenue Bonds, Refunding (Providence St. Joseph Health Obligated Group) Ser. A	5.00	10/1/2031	4,430,000	4,436,466
California Health Facilities Financing Authority, Revenue Bonds, Refunding (Providence St. Joseph Health Obligated Group) Ser. C(c)	5.25	10/1/2035	1,000,000	1,106,324
California Housing Finance Agency, Revenue Bonds, Ser. 2021-1	3.50	11/20/2035	2,794,347	2,637,038
California Housing Finance Agency, Revenue Bonds, Ser. 2	4.00	3/20/2033	2,580,306	2,616,927
California Infrastructure & Economic Development Bank, Revenue Bonds (Equitable School Revolving Fund Obligated Group)	5.00	11/1/2039	550,000	556,465
California Infrastructure & Economic Development Bank, Revenue Bonds (Equitable School Revolving Fund Obligated Group)	5.00	11/1/2044	625,000	615,761
California Infrastructure & Economic Development Bank, Revenue Bonds (Equitable School Revolving Fund Obligated Group)	5.00	11/1/2049	1,500,000	1,450,871
California Infrastructure & Economic Development Bank, Revenue Bonds (Equitable School Revolving Fund Obligated Group) Ser. B	5.00	11/1/2049	1,500,000	1,450,871
California Infrastructure & Economic Development Bank, Revenue Bonds (Equitable School Revolving Fund Obligated Group) Ser. B	5.00	11/1/2054	1,750,000	1,670,006
California Infrastructure & Economic Development Bank, Revenue Bonds (Equitable School Revolving Fund Obligated Group) Ser. B	5.00	11/1/2059	1,000,000	945,289
California Infrastructure & Economic Development Bank, Revenue Bonds, Refunding (Academy of Motion Picture Arts & Sciences Obligated Group) Ser. A	4.00	11/1/2041	1,000,000	956,943
California Municipal Finance Authority, Revenue Bonds (Sustainable Bond) (Orchard Park) (Insured; Build America Mutual)	4.00	5/15/2032	1,155,000	1,192,851
California Municipal Finance Authority, Revenue Bonds (Sustainable Bond) (UCR North District Phase 1 Student Housing) (Insured; Build America Mutual)	5.00	5/15/2043	3,040,000	3,040,006
California Municipal Finance Authority, Revenue Bonds (The Palmdale Aerospace Academy Project)(d)	5.00	7/1/2041	1,750,000	1,594,475
California Municipal Finance Authority, Revenue Bonds (The Palmdale Aerospace Academy Project)(d)	5.00	7/1/2046	2,170,000	1,905,128
California Municipal Finance Authority, Revenue Bonds (Aldersly Project) Ser. B2	3.75	11/15/2028	2,990,000	2,990,823
California Municipal Finance Authority, Revenue Bonds (Bowles Hall Foundation) Ser. A	5.00	6/1/2050	1,500,000	1,439,635

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 97.8% (continued)
California — 95.2% (continued)
California Municipal Finance Authority, Revenue Bonds (California Baptist University) Ser. A(d)	5.00	11/1/2046	2,500,000	2,285,377
California Municipal Finance Authority, Revenue Bonds (Channing House Project) Ser. B	5.00	5/15/2047	2,500,000	2,463,053
California Municipal Finance Authority, Revenue Bonds (Gibson Drive Apartments Project) (Insured; Federal National Mortgage Association) Ser. A	4.45	12/1/2042	5,000,000	4,893,659
California Municipal Finance Authority, Revenue Bonds (HumanGood California Obligated Group)	4.00	10/1/2049	2,000,000	1,608,994
California Municipal Finance Authority, Revenue Bonds (LAX Integrated Express Solutions APM Project)	5.00	6/30/2031	3,100,000	3,186,001
California Municipal Finance Authority, Revenue Bonds (LAX Integrated Express Solutions APM Project)	5.00	12/31/2035	1,500,000	1,513,932
California Municipal Finance Authority, Revenue Bonds (Scripps College Project)	5.00	7/1/2055	1,500,000	1,465,803
California Municipal Finance Authority, Revenue Bonds (St. Ignatius College Preparatory) Ser. A	5.00	9/1/2054	3,000,000	2,977,540
California Municipal Finance Authority, Revenue Bonds (UCR North District Phase 1 Student Housing) (Insured; Build America Mutual)	5.00	5/15/2044	1,890,000	1,873,673
California Municipal Finance Authority, Revenue Bonds (United Airlines Project)	4.00	7/15/2029	5,000,000	4,975,628
California Municipal Finance Authority, Revenue Bonds (Westside Neighborhood School)(d)	6.38	6/15/2064	2,000,000	2,060,924
California Municipal Finance Authority, Revenue Bonds, Ser. A1(e)	3.54	2/20/2041	4,445,777	3,912,084
California Municipal Finance Authority, Revenue Bonds, Refunding (Biola University)	5.00	10/1/2039	1,000,000	1,005,940
California Municipal Finance Authority, Revenue Bonds, Refunding (Community Medical Centers) Ser. A	5.00	2/1/2036	1,000,000	1,008,372
California Municipal Finance Authority, Revenue Bonds, Refunding (Community Medical Centers) Ser. A	5.00	2/1/2037	1,000,000	1,006,338
California Municipal Finance Authority, Revenue Bonds, Refunding (Eisenhower Medical Center) Ser. A	5.00	7/1/2036	1,100,000	1,105,865
California Municipal Finance Authority, Revenue Bonds, Refunding (Eisenhower Medical Center) Ser. A	5.00	7/1/2037	1,000,000	995,872
California Municipal Finance Authority, Revenue Bonds, Refunding (Eisenhower Medical Center) Ser. A	5.00	7/1/2042	3,500,000	3,387,598
California Municipal Finance Authority, Revenue Bonds, Refunding (Eisenhower Medical Center) Ser. B	5.00	7/1/2042	2,500,000	2,419,713
California Municipal Finance Authority, Revenue Bonds, Refunding (Eskaton Properties Obligated Group)	5.00	11/15/2037	1,105,000	1,157,231
California Municipal Finance Authority, Revenue Bonds, Refunding (Eskaton Properties Obligated Group)	5.00	11/15/2044	1,500,000	1,468,384
California Municipal Finance Authority, Revenue Bonds, Refunding (HumanGood California Obligated Group) Ser. A	5.00	10/1/2044	2,000,000	1,937,430
California Municipal Finance Authority, Revenue Bonds, Refunding (Town & Country Manor of the Christian & Missionary Alliance)	5.00	7/1/2034	1,720,000	1,829,911
California Municipal Finance Authority, Revenue Bonds, Refunding (Town & Country Manor of the Christian & Missionary Alliance)	5.00	7/1/2049	2,100,000	2,132,303
California Municipal Finance Authority, Revenue Bonds, Refunding (William Jessup University)(d)	5.00	8/1/2048	8,510,000	6,115,771
California Public Finance Authority, Revenue Bonds (Hoag Memorial Hospital Presbyterian Obligated Group) Ser. A	4.00	7/15/2051	3,000,000	2,636,404
California Public Finance Authority, Revenue Bonds (Hoag Memorial Hospital Presbyterian Obligated Group) Ser. A	5.00	7/15/2046	2,000,000	2,051,561
California Public Finance Authority, Revenue Bonds, Refunding (Henry Mayo Newhall Hospital Obligated Group)	5.00	10/15/2047	3,000,000	2,795,452

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 97.8% (continued)
California — 95.2% (continued)
California School Finance Authority, Revenue Bonds (KIPP SoCal Public Schools Obligated Group) Ser. A(d)	5.00	7/1/2049	1,650,000	1,559,868
California School Finance Authority, Revenue Bonds (Alliance for College-Ready Public Schools Obligated Group) Ser. A(d)	5.00	7/1/2045	3,500,000	3,435,223
California School Finance Authority, Revenue Bonds (Granada Hills Charter High School Obligated Group)(d)	5.00	7/1/2043	1,255,000	1,216,331
California School Finance Authority, Revenue Bonds (Granada Hills Charter High School Obligated Group)(d)	5.00	7/1/2049	1,100,000	1,027,358
California School Finance Authority, Revenue Bonds (Granada Hills Charter High School Obligated Group) Ser. A(d)	5.00	7/1/2054	2,775,000	2,564,224
California School Finance Authority, Revenue Bonds (Granada Hills Charter High School Obligated Group) Ser. A(d)	5.00	7/1/2064	1,000,000	900,988
California School Finance Authority, Revenue Bonds (Green Dot Public Schools California Project)(d)	5.00	8/1/2048	1,650,000	1,560,620
California School Finance Authority, Revenue Bonds (KIPP LA Project) Ser. A(d)	5.00	7/1/2037	590,000	596,167
California School Finance Authority, Revenue Bonds (KIPP LA Project) Ser. A(d)	5.00	7/1/2047	875,000	829,522
California School Finance Authority, Revenue Bonds (KIPP Social Projects) Ser. A(d)	4.00	7/1/2050	1,135,000	908,076
California School Finance Authority, Revenue Bonds, Ser. A(d)	5.00	7/1/2045	1,700,000	1,615,841
California School Finance Authority, Revenue Bonds, Ser. A(d)	5.00	7/1/2055	2,700,000	2,503,009
California School Finance Authority, Revenue Bonds, Refunding (Aspire Public Schools Obligated Group)(d)	5.00	8/1/2041	1,600,000	1,518,424
California School Finance Authority, Revenue Bonds, Refunding (Classical Academies Oceans) Ser. A(d)	5.00	10/1/2052	1,500,000	1,377,616
California State University, Revenue Bonds, Ser. A	4.00	11/1/2049	1,855,000	1,636,347
California State University, Revenue Bonds, Ser. A	5.25	11/1/2053	1,000,000	1,038,339
California Statewide Communities Development Authority, Revenue Bonds (Enloe Medical Center Obligated Group), (Insured; Assured Guaranty Corp.) Ser. A	5.25	8/15/2052	1,000,000	1,010,538
California Statewide Communities Development Authority, Revenue Bonds (Kaiser Foundation Hospitals) Ser. B(d)	5.00	10/1/2035	7,500,000	8,377,254
California Statewide Communities Development Authority, Revenue Bonds (Loma Linda University Medical Center Obligated Group) Ser. A(d)	5.00	12/1/2036	5,250,000	5,261,791
California Statewide Communities Development Authority, Revenue Bonds (Loma Linda University Medical Center Obligated Group) Ser. A(d)	5.25	12/1/2056	1,500,000	1,369,413
California Statewide Communities Development Authority, Revenue Bonds, Refunding (Front Porch Communities & Services Obligated Group)	4.00	4/1/2051	5,500,000	4,357,327
California Statewide Communities Development Authority, Revenue Bonds, Refunding (American Baptist Homes)	5.00	10/1/2045	3,550,000	3,557,135
California Statewide Communities Development Authority, Revenue Bonds, Refunding (California Baptist University) Ser. A(d)	5.00	11/1/2032	1,855,000	1,885,227
California Statewide Communities Development Authority, Revenue Bonds, Refunding (California Baptist University) Ser. A(d)	5.00	11/1/2041	700,000	669,477
California Statewide Communities Development Authority, Revenue Bonds, Refunding (Front Porch Communities & Services Obligated Group)	5.00	4/1/2047	4,555,000	4,308,740
California Statewide Communities Development Authority, Revenue Bonds, Refunding (John Muir Health Obligated Group) Ser. A	5.25	12/1/2054	8,900,000	9,094,085
California Statewide Communities Development Authority, Revenue Bonds, Refunding (John Muir Health) Ser. A	5.00	8/15/2041	1,200,000	1,206,529
California Statewide Communities Development Authority, Revenue Bonds, Refunding (Odd Fellows Home of California Project)	4.00	4/1/2043	1,900,000	1,773,388
Escondido Union High School District, GO, Ser. C(f)	0.00	8/1/2046	3,000,000	1,100,931
Foothill-Eastern Transportation Corridor Agency, Revenue Bonds, Ser. A	4.00	1/15/2046	1,500,000	1,364,031
Foothill-Eastern Transportation Corridor Agency, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.)(f)	0.00	1/15/2035	10,000,000	7,170,042

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 97.8% (continued)
California — 95.2% (continued)
Golden State Tobacco Securitization Corp., Revenue Bonds, Refunding (Tobacco Settlement Asset)	5.00	6/1/2051	8,500,000	8,120,324
Golden State Tobacco Securitization Corp., Revenue Bonds, Refunding, Ser. B2(f)	0.00	6/1/2066	47,000,000	4,378,854
Grossmont Union High School District, GO (Insured; Assured Guaranty Corp.)(f)	0.00	8/1/2026	3,265,000	3,192,246
Hesperia Community Redevelopment Agency, Tax Allocation Bonds (Insured; Assured Guaranty Corp.) Ser. A	5.00	9/1/2035	6,835,000	7,139,578
Irvine, Special Tax Bonds (Community Facilities District No. 2013-3)	5.00	9/1/2043	2,500,000	2,504,958
Irvine, Special Tax Bonds (Community Facilities District No. 2013-3)	5.00	9/1/2048	1,750,000	1,715,988
Irvine Unified School District, Special Tax Bonds, (Community Facilities District No. 09-1) Ser. A	5.00	9/1/2042	400,000	401,658
Irvine Unified School District, Special Tax Bonds, (Community Facilities District No. 09-1) Ser. B	5.00	9/1/2042	990,000	994,103
Irvine Unified School District, Special Tax Bonds, (Community Facilities District No. 09-1) Ser. C	5.00	9/1/2042	995,000	999,123
Irvine Unified School District, Special Tax Bonds, (Community Facilities District No. 09-1) (Insured; Build America Mutual) Ser. A	4.00	9/1/2044	1,110,000	1,016,070
Lancaster Redevelopment Agency, Tax Allocation Bonds, Refunding (Comb Redevelopment Project Areas) (Insured; Assured Guaranty Corp.)	5.00	8/1/2033	1,200,000	1,221,547
Los Angeles County Public Works Financing Authority, Revenue Bonds, Refunding, Ser. H	4.00	12/1/2053	1,500,000	1,250,007
Los Angeles Department of Airports, Revenue Bonds, Refunding	5.00	5/15/2032	16,985,000	17,872,067
Los Angeles Department of Airports, Revenue Bonds, Refunding, Ser. A	5.00	5/15/2028	3,215,000	3,405,722
Los Angeles Department of Water & Power, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2045	4,000,000	4,011,723
Los Angeles Department of Water & Power, Revenue Bonds, Refunding, Ser. E	5.00	7/1/2040	1,825,000	1,899,427
Los Angeles Department of Water & Power, Revenue Bonds, Refunding, Ser. E	5.00	7/1/2053	5,000,000	4,985,784
Los Angeles Department of Water & Power Revenue, Revenue Bonds, Refunding (Insured; Build America Mutual) Ser. A	5.00	7/1/2055	2,500,000	2,503,534
Monterey Peninsula Community College District, GO, Ser. B	4.00	8/1/2051	3,500,000	3,045,755
Norman Y. Mineta San Jose International Airport, Revenue Bonds, Refunding, Ser. A	5.00	3/1/2029	1,795,000	1,848,184
Northern California Transmission Agency, Revenue Bonds, Refunding (California- Oregon Transmission Project) Ser. A	5.00	5/1/2039	1,500,000	1,510,076
Orange County Community Facilities District, Special Tax Bonds (Esencia Village) Ser. A	5.00	8/15/2041	6,000,000	6,017,325
Orange County Community Facilities District, Special Tax Bonds (Esencia Village) Ser. A	5.00	8/15/2042	3,000,000	2,999,930
Orange County Community Facilities District, Special Tax Bonds (Esencia Village) Ser. A	5.00	8/15/2047	1,000,000	974,238
Palomar Community College District, GO, Ser. B(a)	6.38	8/1/2045	16,615,000	14,737,969
Palomar Health, Revenue Bonds, Refunding	5.00	11/1/2026	1,845,000	1,830,696
Pasadena Public Financing Authority, Revenue Bonds, Refunding (Rose Bowl Renovation)(f)	0.00	6/1/2044	1,100,000	440,352
Pasadena Public Financing Authority, Revenue Bonds, Refunding (Rose Bowl Renovation)(f)	0.00	6/1/2045	1,150,000	433,609
Pasadena Public Financing Authority, Revenue Bonds, Refunding (Rose Bowl Renovation)(f)	0.00	6/1/2046	1,000,000	356,455
Pasadena Public Financing Authority, Revenue Bonds, Refunding (Rose Bowl Renovation)(f)	0.00	6/1/2047	1,000,000	337,942
Pasadena Public Financing Authority, Revenue Bonds, Refunding (Rose Bowl Renovation)(f)	0.00	6/1/2048	1,000,000	318,897
Pomona Redevelopment Agency, Tax Allocation Bonds, Refunding, Ser. Y	5.50	5/1/2032	2,260,000	2,471,615
River Islands Public Financing Authority, Special Tax Bonds (Community Facilities District No. 2023-1)	5.00	9/1/2048	1,650,000	1,570,943

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 97.8% (continued)
California — 95.2% (continued)
River Islands Public Financing Authority, Special Tax Bonds (Community Facilities District No. 2023-1)	5.00	9/1/2054	4,250,000	4,002,658
Riverside County Transportation Commission, Revenue Bonds, Refunding, Ser. B1	4.00	6/1/2037	1,750,000	1,726,694
Sacramento County Airport System, Revenue Bonds, Refunding, Ser. C	5.00	7/1/2028	5,615,000	5,950,492
Sacramento County Airport System, Revenue Bonds, Refunding, Ser. C	5.00	7/1/2033	6,120,000	6,318,501
Sacramento Unified School District, GO (Insured; Assured Guaranty Corp.) Ser. G	4.00	8/1/2044	1,000,000	930,231
San Diego Association of Governments, Revenue Bonds, Ser. A	5.00	7/1/2038	2,000,000	2,044,645
San Diego Association of Governments, Revenue Bonds, Ser. A	5.00	7/1/2042	6,000,000	6,064,948
San Diego County Regional Airport Authority, Revenue Bonds, Ser. A	4.00	7/1/2051	5,000,000	4,386,637
San Diego County Regional Airport Authority, Revenue Bonds, Ser. B	5.00	7/1/2053	3,000,000	2,956,061
San Diego County Regional Airport Authority, Revenue Bonds, Ser. B	5.50	7/1/2055	2,000,000	2,072,060
San Diego County Regional Airport Authority, Revenue Bonds, Refunding, Ser. B	4.00	7/1/2044	1,000,000	868,754
San Francisco City & County Airport Commission, Revenue Bonds, Refunding (SFO Fuel Co.) Ser. A	5.00	1/1/2047	4,000,000	3,938,914
San Francisco City & County Airport Commission, Revenue Bonds, Refunding, Ser. D	5.00	5/1/2048	5,000,000	4,916,366
San Francisco City & County Airport Commission, Revenue Bonds, Refunding, Ser. E	5.00	5/1/2040	8,405,000	8,449,586
San Jose Evergreen Community College District, GO, Ser. C	4.00	9/1/2043	2,500,000	2,392,057
San Mateo Foster Public Financing Authority, Revenue Bonds, (Clean Water Program)	4.00	8/1/2037	2,200,000	2,215,950
San Mateo Foster Public Financing Authority, Revenue Bonds, (Clean Water Program)	4.00	8/1/2039	1,500,000	1,483,257
South San Francisco Unified School District, GO	4.00	9/1/2052	10,000,000	8,655,111
Southern California Public Power Authority, Revenue Bonds (Southern Transmission System Renewal Project) (Insured; Build America Mutual) Ser. 1	5.25	7/1/2050	2,500,000	2,564,890
Southern California Tobacco Securitization Authority, Revenue Bonds, Refunding (San Diego County Tobacco Asset Securitization)	5.00	6/1/2048	5,750,000	5,450,344
Tender Option Bond Trust Receipts (Series 2019-XF0761), (Los Angeles Department of Harbors, Revenue Bonds, Refunding (Sustainable Bond) Ser. C) Non-Recourse, Underlying Coupon Rate 4.00% (d),(e),(g)	5.41	8/1/2039	10,000,000	10,169,521
Tulare Local Health Care District, GO, Refunding (Insured; Build America Mutual)	4.00	8/1/2032	695,000	718,190
Tulare Local Health Care District, GO, Refunding (Insured; Build America Mutual)	4.00	8/1/2033	1,500,000	1,533,043
Tulare Local Health Care District, GO, Refunding (Insured; Build America Mutual)	4.00	8/1/2035	650,000	653,778
Tulare Local Health Care District, GO, Refunding (Insured; Build America Mutual)	4.00	8/1/2039	1,900,000	1,874,673
University of California, Revenue Bonds, Refunding, Ser. BH	4.00	5/15/2040	3,000,000	2,938,307
University of California Regents Medical Center, Revenue Bonds, Refunding, Ser. L	4.00	5/15/2044	3,000,000	2,728,859
Vernon Electric System, Revenue Bonds, Ser. A	5.00	4/1/2027	1,750,000	1,810,774
Vernon Electric System, Revenue Bonds, Ser. A	5.00	10/1/2027	1,500,000	1,567,654
Yosemite Community College District, GO Ser. D(f)	0.00	8/1/2031	5,545,000	4,737,443
				493,339,642
Multi-State — 1.7%
Federal Home Loan Mortgage Corp. Multifamily Variable Rate Certificates, Revenue Bonds, Ser. M049	3.05	4/15/2034	4,575,000	4,195,217
Federal Home Loan Mortgage Corp. Multifamily Variable Rate Certificates, Revenue Bonds, Ser. MO50(d)	3.05	6/15/2037	5,065,000	4,736,040
				8,931,257
U.S. Related — .9%
Guam Government Waterworks Authority, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2043	1,300,000	1,304,316

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 97.8% (continued)
U.S. Related — 0.9% (continued)
Puerto Rico, GO, Ser. A1	5.63	7/1/2027	1,000,000	1,034,240
Puerto Rico, GO, Ser. A1	5.63	7/1/2029	1,900,000	2,024,956
				4,363,512
Total Long-Term Municipal Investments (cost $541,689,363)				506,634,411
Total Investments (cost $556,018,229)			100.2%	519,041,324
Liabilities, Less Cash and Receivables			(.2%)	(807,986)
Net Assets			100.0%	518,233,338

GO—Government Obligation

(a)	Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
(b)
These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

(c)	These securities have a put feature; the date shown represents the put date and the bond holder can take a specific action to retain the bond after the put date.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2025, these securities amounted to $68,043,665 or 13.1% of net assets.

(e)
The Variable Rate is determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

(f)	Security issued with a zero coupon. Income is recognized through the accretion of discount.
(g)	Collateral for floating rate borrowings. The coupon rate given represents the current interest rate for the inverse floating rate security.
See notes to schedule of investments.

Schedule of Investments
BNY Mellon California AMT-Free Municipal Bond Fund, Inc.
August 31, 2025 (Unaudited)
The following is a summary of the inputs used as of August 31, 2025 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Collateralized Municipal-Backed Securities	—	12,406,913	—	12,406,913
Municipal Securities	—	506,634,411	—	506,634,411
	—	519,041,324	—	519,041,324
Liabilities ($)
Other Financial Instruments:
Inverse Floater Notes††	—	(6,000,000)	—	(6,000,000)
	—	(6,000,000)	—	(6,000,000)

†	See Schedule of Investments for additional detailed categorizations, if any.
††	Certain of the fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The fund’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in municipal securities are valued each business day by an independent pricing service (the “Service”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Municipal investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Adviser based on values supplied by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Service is engaged under the general oversight of the Adviser. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund  may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.
Inverse Floater Securities:  The fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust (the “Inverse Floater Trust”). The Inverse Floater Trust typically issues two variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals (“Trust Certificates”). A residual interest tax-exempt security is also created by the Inverse Floater Trust, which is transferred to the fund, and is paid interest based on the remaining cash flows of the Inverse Floater Trust, after payment of interest on the other securities and various expenses of the Inverse Floater Trust. An Inverse Floater Trust may be collapsed without the consent of the fund due to certain termination events such as bankruptcy, default or other credit event.
The fund may invest in inverse floater securities on either a non-recourse or recourse basis. These securities are typically supported by a liquidity facility provided by a bank or other financial institution (the “Liquidity Provider”) that allows the holders of the Trust Certificates to tender their certificates in exchange for payment from the Liquidity Provider of par plus accrued interest on any business day prior to a termination event. When the fund invests in inverse floater securities on a non-recourse basis, the Liquidity Provider is required to make a payment under the liquidity facility due to a termination event to the holders of the Trust Certificates. When this occurs, the Liquidity Provider typically liquidates all or a portion of the municipal securities held in the Inverse Floater Trust. A liquidation shortfall occurs if the Trust Certificates exceed the proceeds of the sale of the bonds in the Inverse Floater Trust (“Liquidation Shortfall”). When a fund invests in inverse floater securities on a recourse basis, the fund typically enters into a reimbursement agreement with the Liquidity Provider where the fund is required to repay the Liquidity Provider the amount of any Liquidation Shortfall. As a result, a fund investing in a recourse inverse floater security bears the risk of loss with respect to any Liquidation Shortfall.
At August 31, 2025, accumulated net unrealized depreciation on investments was $36,976,905, consisting of $4,010,833 gross unrealized appreciation and $40,987,738 gross unrealized depreciation.
At August 31, 2025, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Schedule of Investments).
Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.